4301 Wilson Boulevard
Arlington, VA 22203

January 22, 2020

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Homestead Funds, Inc. (the “Registrant”)
File Nos. 033-35788 and 811-06136

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant is filing today exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission on December 31, 2019 under Rule 497(e) to the Registrant’s Prospectus dated May 1, 2019. The sole purpose of this filing is to submit risk/return summary information in interactive data format to comply with Rule 405 of Regulation S-T.

No fee is required in connection with this filing.  Please call the undersigned at (703) 907-6366 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Jack Delaney, Esq.
Secretary, Homestead Funds, Inc.
Attachment

cc:	Danielle C. Sieverling
Chief Compliance Officer